RELATED PARTY BALANCES AND TRANSACTIONS (Details Textual) - CNY (¥) ¥ in Thousands	1 Months Ended
	Dec. 18, 2013	Sep. 30, 2014
Agreement Terminated Pledge	Dec. 18, 2014
Xinjiang Ginbo Seeds Center [Member]
Related Party Deposit Liabilities	¥ 1,000	¥ 10,000
Beijing Shihui Agriculture Ltd [Member]
Restricted Cash and Cash Equivalents	¥ 1,320